Provisions	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Provisions	Provisions
The movement in provision for asset retirement obligations during the years ended December 31, 2020 and 2021 is as follows:

	December 31, 2020	December 31, 2021
Beginning balance	$337,765	$353,308
Arising during the period	14,888	431
Accretion cost	655	(2,160)
Utilized	—	(3,097)
Ending balance	$353,308	$348,482
The Company records a provision for site restoration costs as required by legal and contractual obligations if assessed to be probable that it will incur such costs. Because of the long-term nature of the liability, the greatest uncertainty in estimating the provision is the costs that will be incurred. The Company has estimated costs based on currently available information provided by experts about the extent of restoration work required.
The provision has been calculated using a discount rate of -1.59% to 1.95% (2020: -1.61% to 0.77%), which is the risk-free rate in the jurisdiction of the liability. The site restoration costs are expected to be incurred on site abandonment for its owned property and on lease expiration for its leasehold land. The expected timing of incurring site restoration costs is consistent with the remaining useful lives of the underlying property, plant and equipment.